Fees Summary	Nov. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 540,000.00
Previously Paid Amount	82.67
Total Fee Amount	82.67
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 540,000.00
Final Prospectus	true